Finance Receivables - By Type And By Days Delinquent (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Net finance receivables:
Total delinquent finance receivables	$ 264	$ 249
Total	6,564	6,578
Personal Loans
Net finance receivables:
Total delinquent finance receivables	158	113
Total	4,300	3,800
SpringCastle Portfolio
Net finance receivables:
Total delinquent finance receivables	66	90
Total	1,703	2,091
Real Estate Loans
Net finance receivables:
Total delinquent finance receivables	39	44
Total	538	639
Retail Sales Finance
Net finance receivables:
Total delinquent finance receivables	1	2
Total	23	48
60-89 days past due
Net finance receivables:
Net delinquent finance receivables	94	84
60-89 days past due | Personal Loans
Net finance receivables:
Net delinquent finance receivables	49	36
60-89 days past due | SpringCastle Portfolio
Net finance receivables:
Net delinquent finance receivables	26	34
60-89 days past due | Real Estate Loans
Net finance receivables:
Net delinquent finance receivables	19	13
60-89 days past due | Retail Sales Finance
Net finance receivables:
Net delinquent finance receivables	0	1
90-119 days past due
Net finance receivables:
Net delinquent finance receivables	60	60
90-119 days past due | Personal Loans
Net finance receivables:
Net delinquent finance receivables	41	30
90-119 days past due | SpringCastle Portfolio
Net finance receivables:
Net delinquent finance receivables	16	21
90-119 days past due | Real Estate Loans
Net finance receivables:
Net delinquent finance receivables	3	9
90-119 days past due | Retail Sales Finance
Net finance receivables:
Net delinquent finance receivables	0	0
120-149 days past due
Net finance receivables:
Net delinquent finance receivables	49	47
120-149 days past due | Personal Loans
Net finance receivables:
Net delinquent finance receivables	34	24
120-149 days past due | SpringCastle Portfolio
Net finance receivables:
Net delinquent finance receivables	12	17
120-149 days past due | Real Estate Loans
Net finance receivables:
Net delinquent finance receivables	2	5
120-149 days past due | Retail Sales Finance
Net finance receivables:
Net delinquent finance receivables	1	1
150-179 days past due
Net finance receivables:
Net delinquent finance receivables	44	41
150-179 days past due | Personal Loans
Net finance receivables:
Net delinquent finance receivables	31	21
150-179 days past due | SpringCastle Portfolio
Net finance receivables:
Net delinquent finance receivables	11	16
150-179 days past due | Real Estate Loans
Net finance receivables:
Net delinquent finance receivables	2	4
150-179 days past due | Retail Sales Finance
Net finance receivables:
Net delinquent finance receivables	0	0
180 days or more past due
Net finance receivables:
Net delinquent finance receivables	17	17
180 days or more past due | Personal Loans
Net finance receivables:
Net delinquent finance receivables	3	2
180 days or more past due | SpringCastle Portfolio
Net finance receivables:
Net delinquent finance receivables	1	2
180 days or more past due | Real Estate Loans
Net finance receivables:
Net delinquent finance receivables	13	13
180 days or more past due | Retail Sales Finance
Net finance receivables:
Net delinquent finance receivables	0	0
Financing Receivables, 1 to 29 Days Past Due [Member]
Net finance receivables:
Financing Receivable, Recorded Investment, Current	6,173	6,191
Financing Receivables, 1 to 29 Days Past Due [Member] | Personal Loans
Net finance receivables:
Financing Receivable, Recorded Investment, Current	4,077	3,632
Financing Receivables, 1 to 29 Days Past Due [Member] | SpringCastle Portfolio
Net finance receivables:
Financing Receivable, Recorded Investment, Current	1,588	1,937
Financing Receivables, 1 to 29 Days Past Due [Member] | Real Estate Loans
Net finance receivables:
Financing Receivable, Recorded Investment, Current	486	577
Financing Receivables, 1 to 29 Days Past Due [Member] | Retail Sales Finance
Net finance receivables:
Financing Receivable, Recorded Investment, Current	22	45
30-59 days past due
Net finance receivables:
Net delinquent finance receivables	127	138
30-59 days past due | Personal Loans
Net finance receivables:
Net delinquent finance receivables	65	55
30-59 days past due | SpringCastle Portfolio
Net finance receivables:
Net delinquent finance receivables	49	64
30-59 days past due | Real Estate Loans
Net finance receivables:
Net delinquent finance receivables	13	18
30-59 days past due | Retail Sales Finance
Net finance receivables:
Net delinquent finance receivables	$ 0	$ 1